Long-Term Debt (Details) - Aria Energy LLC [Member] - USD ($) $ in Millions		1 Months Ended			8 Months Ended
	Jun. 10, 2021	May 31, 2022	Nov. 24, 2021	Sep. 30, 2015	Sep. 14, 2021	Mar. 01, 2021
Long-Term Debt (Details) [Line Items]
Interest purchase agreement rate						100.00%
Description of long-term debt					In accordance with Section 4.02 of the MIPA, the Sellers obligations at closing include the execution of the Lender Release, as defined in the agreement, releasing of Liens and claims with respect to LESPH and its consolidated and non-consolidated subsidiaries, terminating the LESPH credit agreement and discharging the borrowers’ obligations.
Carrying amount of debt	$ 122.6
Principal amount	102.8
Unpaid interest	$ 19.8
Revolving credit facility		$ 40.2
Letters of credit value		40.0
Secured term loan		$ 200.0
Maturity date			Nov. 24, 2021
Payments of term loan				$ 0.5